OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	May 31, 2018	Dec. 31, 2017
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (43,934)	$ (53,884)
Pension obligations (note 22)	(37,258)	(34,720)
Deferred commissioning period revenue	(18,635)	(22,855)
Guarantees issued to Golar Partners and Hygo (note 25)	$ (19,545)	$ (16,417)
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other liabilities, noncurrent	Other liabilities, noncurrent
Non-current portion of operating lease liabilities (note 11)	$ (10,634)	$ (6,481)
Other	(5,433)	(8,293)
Other liabilities, noncurrent	(135,439)	(142,650)
Derivative liability	45,625	56,205
Deferred commissioning period revenue			$ 33,800
Asset retirement obligation	5,000	$ 4,700
Removal costs capitalized	4,700
Energy related derivative
Schedule of Other Long-Term Liabilities [Line Items]
Day 1 gain deferred revenue	$ (43,900)
Derivative liability				$ 79,600